************************* FORM N-PX REPORT **************************
ICA File Number: 811-6067
Reporting Period: 07/01/2003 - 06/30/2004
Dimensional Investment Group Inc.

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act file number 811-6067

                        DIMENSIONAL INVESTMENT GROUP INC.
               (Exact name of registrant as specified in charter)

              1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
               (Address of principal executive offices) (Zip code)

           Catherine L. Newell, Esquire, Vice President and Secretary
                         1299 Ocean Avenue, 11th Floor,
                             Santa Monica, CA 90401
                     (Name and address of agent for service)

                                  310-395-8005
               Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: 07/01/2003 - 06/30/2004

The proxy voting record for  Dimensional  Investment  Group Inc. (the "Fund") is
incorporated  herein by  reference to the Form N-PX filed for the Fund on August
31, 2004 (Accession Number 0001137439-04-000106).

                                   SIGNATURES

Pursuant  to the  requirements  of the  Investment  Company  Act  of  1940,  the
registrant  has duly  caused  this  report  to be  signed  on its  behalf by the undersigned, thereunto duly authorized.

(Registrant): Dimensional Investment Group Inc.

By (Signature and Title):  /s/ David G. Booth,  Chairman,  Director,  President,
Chief Executive Officer and Chief Investment Officer

Name: David G. Booth

Title:  Chairman,  Director,   President,  Chief  Executive  Officer  and  Chief
Investment Officer

Date: August 4, 2005